ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of September 30,
	2025	2024
VAT payable	$3,771,105	$3,882,740
Other tax payables	50,752	49,557
Other	550,680	328,784
Total	$4,372,537	$4,261,081